Loss Per Share	12 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
LOSS PER SHARE

18. LOSS PER SHARE

	Years Ended June 30,
	2025	2024	2023

Basic and diluted loss per share (cents per share)	(0.19)	(0.52)	(0.57)

Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	6,396,924,117	3,648,875,564	2,427,841,917

The options and warrants in place do not have the effect of diluting the loss per share. Therefore, they have been excluded from the calculation of diluted loss per share. Please refer to Note 11 and Note 16 for options and warrants on issue which were assessed to be antidilutive.